Concentrations of Credit Risk (Details Textual)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2014 Sales [Member]	Mar. 31, 2013 Sales [Member]	Dec. 31, 2013 Sales [Member]	Dec. 31, 2012 Sales [Member] Customer One [Member]	Dec. 31, 2012 Sales [Member] Customer Two [Member]	Mar. 31, 2014 Accounts Receivable [Member]	Dec. 31, 2013 Accounts Receivable [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer One [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer Two [Member]
Unusual Risk or Uncertainty [Line Items]
Concentration Risk, Percentage	12.00%	16.00%	16.00%	18.00%	11.00%	18.00%	21.00%	24.00%	12.00%